UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Alabama-.8%
$ 5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,258,750
		Alaska-1.1%
4,215	M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033		4,393,758
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,493,504
				7,887,262
		Arizona-2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,558,250
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,644,807
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2033		5,340,900
				18,543,957
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,267,750
		California-2.2%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,055,850
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,279,700
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,415,900
				15,751,450
		Colorado-.7%
4,815	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,086,518
		Connecticut-.4%
3,025	M	Connecticut Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012		3,151,324
		District of Columbia-1.6%
5,000	M	District of Columbia GO 6% 6/1/2021		6,207,000
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,325,650
				11,532,650
		Florida-10.0%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,303,350
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,264,550
4,935	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		5,188,116
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,149,110
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,511,100
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,384,450
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,468,650
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,272,850
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,304,150
5,050	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,342,647
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,523,600
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,345,500
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,288,600
				70,346,673
		Georgia-7.6%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,412,700
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,805,874
5,000	M	5.25% 11/1/2034		5,340,700
7,500	M	Georgia State Environmental Loan Acquisition Corp. 5.125% 3/15/2031		8,068,200
5,000	M	JPMorgan Chase Putters 9.412% 1/1/2016****		5,376,000
17,000	M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev. 6% 7/1/2013		18,005,040
				53,008,514
		Illinois-10.3%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,752,900
28,200	M	6% 1/1/2020		32,218,500
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		5,813,350
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,399,700
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,155,250
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,634,970
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,988,000
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,187,200
				72,149,870
		Indiana-3.3%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,223,350
5,655	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029		5,987,401
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,071,703
				23,282,454
		Iowa-.2%
1,655	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		1,752,844
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028		5,384,650
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,788,304
				8,172,954
		Louisiana-.9%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		6,253,217
		Maine-.6%
3,675	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,966,060
		Massachusetts-3.1%
5,435	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		5,707,783
4,540	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		4,793,060
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,186,600
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.469% 2/1/2016****		5,827,525
				21,514,968
		Michigan-5.6%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,984,750
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,624,350
5,335	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		5,467,468
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		10,886,000
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,603,900
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,794,425
				39,360,893
		Minnesota-.5%
3,500	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,689,280
		Missouri-.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,369,350
		Montana-.7%
4,410	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		4,610,038
		New Jersey-.8%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030		5,339,350
		New Mexico-1.5%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,262,000
5,000	M	University of New Mexico Univ. Rev. ROLS 9.469% 6/1/2014****		5,370,400
				10,632,400
		New York-9.2%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		28,575,800
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		12,082,300
5,000	M	State University 5.875% 5/15/2017		5,877,350
3,130	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033		3,346,909
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,500,350
7,780	M	Port Authority of New York & New Jersey Drivers 9.26% 8/15/2015****		8,962,093
				64,344,802
		North Carolina-.7%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034		5,203,750
		North Dakota-1.3%
4,710	M	Mercer County Pollution Control Rev. 7.2% 6/30/213		4,929,580
3,690	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		3,907,747
				8,837,327
		Ohio-3.9%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,460,600
6,000	M	Jefferson County GO 5.75% 12/1/2019		6,734,100
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,320,450
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,610	M	6.125% 9/1/2028		3,920,568
5,385	M	5.85% 9/1/2033		5,652,581
				27,088,299
		Pennsylvania-2.2%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,460,850
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,680,600
4,210	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		4,446,602
				15,588,052
		Puerto Rico-1.3%
		Puerto Rico Commonwealth General Obligations:
5,000	M	5.25% 7/1/2024		5,311,300
4,000	M	5.375% 7/1/2030		4,045,040
				9,356,340
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,712,390
		South Carolina-.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,503,150
		Texas-13.6%
10,330	M	Austin Utilities Systems Rev. 6% 11/15/2013		10,799,085
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,190,850
		Harris County Toll Road Sub. Liens General Obligations:
11,065	M	6.5% 8/15/2012		11,663,948
7,000	M	6.5% 8/15/2013		7,787,010
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,476,450
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,396,300
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,440,250
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,308,840
6,035	M	6.25% 12/15/2015		6,721,783
5,000	M	JP Morgan Chase Putters 9.272% 2/1/2030****		5,915,900
5,000	M	Medina Valley Indpt. School District GO ROLS 9.469% 8/15/2015****		5,600,500
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,383,600
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,401,800
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,534,950
				95,621,266
		Utah-.1%
805	M	Provo Electric System Rev. 10.375% 9/15/2015		979,854
		Washington-3.6%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,562,550
7,000	M	Providence Health 5.25% 10/1/2033		7,371,280
		Washington State ROLS:
5,000	M	9.469% 7/1/2014****		5,542,500
5,500	M	9.469% 7/1/2016****		6,434,890
				24,911,220
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,814,100
		Wisconsin-3.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		15,042,000
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,772,820
				22,814,820
Total Value of Municipal Bonds (cost $630,637,371)			99.1%	694,703,896
Other Assets, Less Liabilities			.9	6,210,031
Net Assets			100.0%	$700,913,927

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$630,637,371. Accumulated net unrealized appreciation on investments was $64,066,525, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT FUND II
September 30, 2011

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.4%
		Alabama-1.8%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,081,630
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,758,000
			3,839,630
		Alaska-2.1%
1,000	M	Alaska Intl. Airport Rev. 5.75% 10/1/2012*	1,055,310
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,491,070
			4,546,380
		Arizona-4.3%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,446,588
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,448,900
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,327,340
			9,222,828
		California-2.7%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,194,501
2,500	M	California Educ. Facs. Auth. Rev. 5% 12/1/2035	2,570,325
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,100,820
			5,865,646
		Connecticut-.5%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,081,350
		District of Columbia-1.5%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
		5% 10/1/2029	3,215,400
		Florida-9.6%
1,510	M	Brevard County Sch. Brd. COP 5% 7/1/2032	1,551,253
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026	1,050,810
1,000	M	5.25% 7/1/2027	1,056,260
2,100	M	Daytona Beach Cap. Impt. Rev. 5% 2/1/2028	2,234,379
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,304,300
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,933,182
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,360,150
			20,490,334
		Georgia-11.7%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,317,900
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,887,322
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,720,625
900	M	Brunswick & Glynn County Wtr. & Swr. Rev. 5% 6/1/2033	961,596
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,616,295
1,000	M	Cobb County Hosp. Auth. Rev. 5.25% 4/1/2037	1,066,730
3,500	M	DeKalb Private Hosp. Auth. Rev. 5%11/15/2029	3,665,130
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,018,260
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	2,689,400
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,216,260
			25,159,518
		Hawaii-1.2%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,650,025
		Illinois-5.7%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027	5,264,000
5,000	M	6.5% 1/1/2041	5,813,350
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,237,750
			12,315,100
		Indiana-2.9%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,045,841
1,105	M	Merrillville Multi-School Building Corp. 5.5% 1/15/2012*	1,122,227
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,620,180
1,000	M	5.25% 7/15/2029	1,075,180
1,250	M	Zionsville Community Schools Bldg. Corp. 5.75% 1/15/2012*	1,270,400
			6,133,828
		Kentucy-2.5%
5,000	M	Louisville & Jefferson Met. Swr. Dist. Rev. 5% 5/15/2030	5,436,600
		Louisiana-5.0%
1,845	M	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Rev.
		5.25% 10/1/2021	1,845,443
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,677,720
3,060	M	Louisiana State GO 5% 9/1/2028	3,455,260
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,162,680
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,509,492
			10,650,595
		Massachusetts-.9%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,868,085
		Michigan-5.2%
1,500	M	Detroit Distributable State Aid GO 5% 11/1/2030	1,561,620
1,000	M	Ferris State University Rev. 5% 10/1/2028	1,064,000
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,581,150
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,783,644
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,062,870
			11,053,284
		Mississippi-2.4%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,904,348
2,000	M	5.625% 7/1/2039	2,177,820
			5,082,168
		Missouri-1.0%
1,000	M	Independence Sch. Dist. GO 5.25% 3/1/2028	1,162,460
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,071,570
			2,234,030
		Nebraska-2.0%
3,880	M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev. 5.7% 9/1/2031	4,209,916
		New Jersey-2.0%
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,334,480
		New York-2.5%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	747,975
250	M	5.5% 3/15/2017	258,005
4,050	M	Nassau County GO 5% 4/1/2031	4,296,848
			5,302,828
		North Carolina-1.5%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,259,590
		Ohio-6.1%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024	2,189,080
1,065	M	Hamilton County Sales Tax 5% 12/1/2032	1,103,915
		Ohio State Bldg. Auth. State Facs. Revenue:
1,500	M	5.5% 4/1/2012*	1,540,050
1,135	M	5.25% 4/1/2031	1,247,660
1,590	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,685,511
5,000	M	University of Cincinnati 5% 6/1/2028 (when-issued)	5,342,950
			13,109,166
		Pennsylvania-8.8%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,617,850
2,500	M	Beaver County GO 5.55% 11/15/2031	2,716,875
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,649,730
1,000	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2032	1,060,780
1,350	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	1,423,359
1,000	M	Scranton Sch. District GO 5.2% 4/1/2031	1,062,780
1,000	M	State Pub. Sch. Bldg. Auth. Rev. 5.25% 6/1/2013*	1,081,170
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027	3,218,664
1,000	M	5.375% 4/1/2028	1,098,940
			18,930,148
		Puerto Rico-. 7%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,593,390
		Rhode Island-3.1%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029	3,491,378
1,600	M	5% 5/15/2034	1,652,640
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,532,006
			6,676,024
		South Dakota-.8%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,620,930
		Texas-7.7%
1,750	M	Harris County Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,878,100
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,280,100
5,000	M	Houston Util. Sys. Rev. 5.25% 11/15/2031	5,560,550
1,250	M	Liberty Hill Indpt. Sch. Dist. GO 5% 8/1/2030	1,373,425
1,000	M	North Texas Twy. Auth. Rev. 5.5% 9/1/2028	1,139,810
1,250	M	Parker County GO 5% 2/15/2029	1,344,387
			16,576,372
		Utah-.7%
1,300	M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
		5.5% 10/15/2030	1,404,624
		Washington-2.5%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,265,200
Total Value of Municipal Bonds (cost $197,290,141)		99.4%	213,127,469
Other Assets, Less Liabilities		.6	1,220,726
Net Assets		100.0%	$214,348,195

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$197,290,141. Accumulated net unrealized appreciation on investments was $15,837,328, consisting of $16,014,188 gross unrealized appreciation and $176,860 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.7%
		Certificates of Participation-12.8%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012		$ 526,300
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,065,140
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		764,790
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,082,990
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,035,840
				4,475,060
		Education-3.0%
		California Educational Facs. Auth. Revenue:
500	M	Harvey Mudd College 5.25% 12/1/2031		536,845
500	M	Pepperdine University 5% 12/1/2035		514,065
				1,050,910
		General Obligation-27.3%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,085,910
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,038,120
1,000	M	Chico Unified School District 5% 8/1/2026		1,068,800
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,062,640
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,063,890
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.)		738,920
		6.25% 2/1/2016
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,093,130
750	M	Natomas Unified School District 5.95% 9/1/2021		831,337
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,182,600
319	M	Walnut Valley School District 7.2% 2/1/2016		335,585
				9,500,932
		Health Care-12.3%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,011,170
1,000	M	Providence Health Services 6.5% 10/1/2033		1,145,140
500	M	Stanford Hospital 5.25% 11/15/2031		526,065
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,055,940
500	M	Sutter Health 5.5% 8/15/2026		538,310
				4,276,625
		Lease-5.4%
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,073,280
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		800,534
				1,873,814
		Transportation-15.6%
1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		1,088,470
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		1,057,200
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,059,690
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,088,310
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,149,310
				5,442,980
		Utilities-16.6%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		535,730
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		795,728
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,157,160
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,098,340
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		555,355
515	M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012		525,063
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,100,370
				5,767,746
		Other Revenue-4.7%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,071,290
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		563,615
				1,634,905
Total Value of Municipal Bonds (cost $31,542,738)			97.7%	34,022,972
Other Assets, Less Liabilities			2.3	796,697
Net Assets			100.0%	$34,819,669

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$31,542,738. Accumulated net unrealized appreciation on investments was $2,480,234, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Education-26.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030		$1,053,460
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,083,210
1,000	M	Renbrook School 5% 7/1/2030		1,020,200
1,000	M	Salisbury School 5% 7/1/2028		1,082,900
1,000	M	Trinity College Series "H" 5% 7/1/2019		1,095,010
1,000	M	Wesleyan University 5% 7/1/2035		1,086,640
1,000	M	Westminster School 5% 7/1/2037		1,034,500
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		632,796
1,000	M	University Rev. 4.75% 2/15/2029		1,075,550
				9,164,266
		General Obligation-20.9%
1,000	M	Bridgeport 5% 12/1/2023		1,084,700
500	M	Glastonbury 5% 6/15/2013*		542,630
1,000	M	Hartford 5% 4/1/2031		1,069,840
1,000	M	New Britain 4.75% 4/1/2028		1,130,810
1,500	M	New Haven 5% 3/1/2026		1,629,015
		South Windsor:
525	M	5% 2/15/2029		558,973
525	M	5% 2/15/2030		556,558
580	M	Stratford 5% 12/15/2023		624,776
				7,197,302
		Health Care-16.3%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Children's Medical Center 5% 7/1/2021*		1,112,520
500	M	Hartford Healthcare 5% 7/1/2032		504,770
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		516,135
		Middlesex Hospital:
350	M	5% 7/1/2026		365,214
460	M	5% 7/1/2027		476,675
500	M	Stamford Hospital 5% 7/1/2030		514,785
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,066,830
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		523,730
500	M	5.25% 7/1/2030		546,320
				5,626,979
		Housing-5.5%
1,750	M	Connecticut State Hsg. Fin. Auth. Next Steps 7, 5% 6/15/2024		1,915,742
		Transportation-8.0%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,121,370
1,000	M	5% 8/1/2027		1,097,600
500	M	Puerto Rico Comwlth. Hwy.& Trans. Auth. Rev. 5.5% 7/1/2029		537,420
				2,756,390
		Utilities-6.2%
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		1,045,050
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,085,550
				2,130,600
		Other Revenue-15.6%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		1,112,260
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,098,950
1,000	M	State Supported Child Care 5% 7/1/2028		1,059,720
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		530,075
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,596,585
				5,397,590
Total Value of Municipal Bonds (cost $31,846,336)			99.1%	34,188,869
Other Assets, Less Liabilities			.9	301,154
Net Assets			100.0%	$34,490,023

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$31,846,336. Accumulated net unrealized appreciation on investments was $2,342,533, consisting of $2,344,276 gross unrealized appreciation and $1,743 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Education-24.0%
$ 885	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		$ 975,925
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,067,910
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035		812,527
1,000	M	Lesley University 5.25% 7/1/2033		1,064,710
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue
		5.5% 11/15/2036		1,147,930
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		880,064
				5,949,066
		General Obligation-17.6%
500	M	Boston 5% 4/1/2019		612,020
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,252,710
500	M	.74% 5/1/2037***		406,965
250	M	Puerto Rico Commonwealth 5.375% 7/01/2030		252,815
500	M	Quincy 5% 12/1/2028		560,245
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,059,280
215	M	Worcester 5.5% 8/15/2017		215,684
				4,359,719
		Health Care-9.7%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027		1,037,530
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,003,170
115	M	Massachusetts General Hospital 6.25% 7/1/2012		117,803
250	M	Partners Healthcare System 5% 7/1/2034		259,330
				2,417,833
		Housing-8.4%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	Multi-Family Housing 5.25% 12/1/2035		1,038,010
1,000	M	Single Family Housing 5.35% 12/1/2033		1,039,680
				2,077,690
		Transportation-9.3%
		Massachusetts Bay Trans. Auth. Revenue:
1,000	M	Assessment Rev. 5% 7/1/2028		1,101,150
1,000	M	Sales Tax Rev. 5.25% 7/1/2032		1,217,370
				2,318,520
		Utilities-20.8%
		Boston Water & Sewer Commission Revenue:
540	M	5.75% 11/1/2013		567,103
250	M	5% 11/1/2031		278,157
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018		1,027,570
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,101,530
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029		1,040,500
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,162,420
				5,177,280
		Other Revenue-9.1%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,117,120
1,000	M	Puerto Rico Sales Tax Fing. Rev. 6.5% 8/1/2035		1,149,140
				2,266,260
Total Value of Municipal Bonds (cost $22,653,785)			98.9%	24,566,368
Other Assets, Less Liabilities			1.1	280,758
Net Assets			100.0%	$ 24,847,126

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$22,653,785. Accumulated net unrealized appreciation on investments was $1,912,583 consisting of $2,005,618 gross unrealized appreciation and $93,035 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Education-4.7%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$ 1,064,000
		General Obligation-33.2%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,082,810
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,093,830
330	M	Gull Lake Community School District Zero Coupon 5/1/2013		307,926
500	M	Macomb Township School District 5% 1/1/2031		544,985
1,000	M	Michigan State 5% 11/1/2022		1,117,990
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,209,740
1,000	M	Troy City School District 5% 5/1/2026		1,052,830
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,052,280
				7,462,391
		Health Care-9.6%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,043,980
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,120,780
				2,164,760
		Housing-4.7%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,057,040
		Transportation-4.7%
1,000	M	Wayne County Airport Auth. Rev. 5% 12/1/2022		1,059,680
		Utilities-34.7%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,196,950
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,112,470
1,000	M	5.5% 7/1/2027		1,067,500
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,087,610
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,101,340
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		643,825
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		517,050
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,080,000
				7,806,745
		Other Revenue-7.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030		520,540
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,109,810
				1,630,350
Total Value of Municipal Bonds (cost $20,342,152)			98.9%	22,244,966
Other Assets, Less Liabilities			1.1	249,219
Net Assets			100.0%	$22,494,185

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$20,342,152. Accumulated net unrealized appreciation on investments was $1,902,814, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.8%
		Certificates of Participation-1.2%
$ 250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		$ 275,082
		Education-16.1%
750	M	Minnesota St. Colleges & Univ. Rev. 5% 10/1/2031		833,880
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		546,020
250	M	Gustavus Adolfus College 5% 10/1/2031		262,868
500	M	Macalester College 5% 6/1/2035		544,905
250	M	University of St. Thomas 5.25% 4/1/2039		265,108
500	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		527,040
		University of Minnesota:
400	M	5.75% 7/1/2017		481,840
250	M	5.25% 12/1/2030		286,480
				3,748,141
		General Obligation-34.1%
500	M	Bemidji 5% 2/1/2028		557,370
500	M	Crow Wing County Jail 5% 2/1/2021		550,990
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		541,590
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		783,965
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		561,605
500	M	Hennepin County 5% 12/1/2025		555,300
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		836,535
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017		263,523
750	M	Minneapolis Special School District #1, 5% 2/1/2020		788,347
500	M	Minnesota State 5% 6/1/2022		583,080
250	M	Minnesota State Highway 5% 8/1/2026		279,200
500	M	New Brighton 5% 2/1/2032		531,065
500	M	Scott County 5% 12/1/2023		563,145
500	M	St. Louis County 5% 12/1/2023		564,965
				7,960,680
		Health Care-18.2%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		513,860
500	M	6.5% 11/15/2038		567,025
500	M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. 5% 8/15/2034		518,285
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		784,680
250	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021**		286,620
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		261,470
500	M	5.375% 5/1/2031		533,960
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		781,410
				4,247,310
		Housing-8.8%
		Minnesota State Housing Finance Agency:
235	M	Multi-Family Hsg. 5.05% 7/1/2034		242,184
250	M	Nonprofit Hsg. Rev. 5% 8/1/2031		262,878
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		258,280
300	M	5.05% 8/1/2031		314,097
545	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		572,768
400	M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019		400,628
				2,050,835
		Lease-2.7%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		639,066
		Transportation-2.2%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026		521,640
		Utilities-8.2%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		264,987
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		563,745
500	M	5% 1/1/2026		531,795
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		542,420
				1,902,947
		Other Revenue-6.3%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		334,176
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,127,770
				1,461,946
Total Value of Municipal Bonds (cost $21,093,741)			97.8%	22,807,647
Other Assets, Less Liabilities			2.2	514,205
Net Assets			100.0%	$23,321,852

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$21,093,741. Accumulated net unrealized appreciation on investments was $1,713,906, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.8%
		Certificates of Participation-3.9%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027	$ 1,060,690
1,000	M	5.25% 6/15/2028	1,052,650
			2,113,340
		Education-17.1%
		New Jersey Economic Dev. Auth. Revenue:
500	M	Provident Group 5.75% 6/1/2031	511,600
		School Facilities:
1,000	M	5.5% 9/1/2025	1,144,470
1,000	M	5.5% 12/15/2029	1,087,870
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035	1,045,050
1,000	M	New Jersey City Univ. 5% 7/1/2028	1,067,450
1,000	M	Princeton University 5% 7/1/2034	1,109,270
		Rowan University:
1,000	M	5% 7/1/2025	1,089,150
1,000	M	5% 7/1/2026	1,083,520
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,067,870
			9,206,250
		General Obligation-12.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,022,545
1,000	M	Bayonne 5.25% 7/1/2027	1,095,470
1,000	M	Elizabeth 5.25% 4/15/2027	1,109,630
1,000	M	Jersey City 5% 1/15/2026	1,086,690
		Puerto Rico Commonwealth:
1,000	M	6% 7/1/2028	1,055,160
500	M	5.375% 7/1/2030	505,630
			6,875,125
		Health Care-15.2%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
250	M	AHS Hosp. Corp. 5.5% 7/1/2031	267,808
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,633,815
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,094,700
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,039,180
1,000	M	5.75% 10/1/2031	1,075,920
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,003,300
1,000	M	Virtua Health 5.5% 7/1/2038	1,059,730
			8,174,453
		Housing-10.7%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,305	M	Mtg. Rev. 6.375% 10/1/2028	2,479,465
895	M	Multi-Family Hsg. 6.05% 11/1/2017	897,211
2,000	M	Newark Hsg. Auth. Rev. 6.75% 12/1/2038	2,360,840
			5,737,516
		Lease-6.5%
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,191,120
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,149,320
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,126,320
			3,466,760
		Transportation-8.2%
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,174,120
1,000	M	5.5% 12/15/2038	1,083,620
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,057,030
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031	1,094,430
			4,409,200
		Utilities-2.1%
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,133,750
		Other Revenue-22.3%
2,145	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	2,528,676
1,000	M	Cape May County Bridge Commission 5% 6/1/2032	1,047,150
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,104,893
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste System 5.125% 1/1/2025	1,078,540
1,000	M	Garden St. Preservation Tr. Open Space & Farmland 5.75% 11/1/2028	1,264,310
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,073,740
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,125,770
		Puerto Rico Sales Tax Fing. Revenue:
500	M	6.5% 8/1/2035	574,570
1,000	M	5.75% 8/1/2037	1,064,390
120	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032	123,192
			11,985,231
Total Value of Municipal Bonds (cost $48,567,415)		98.8%	53,101,625
Other Assets, Less Liabilities		1.2	665,609
Net Assets		100.0%	$53,767,234

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$48,567,415. Accumulated net unrealized appreciation on investments was $4,534,210, consisting of $4,535,242 gross unrealized appreciation and $1,032 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.4%
		Education-27.0%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		$ 545,735
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,118,640
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,562,085
		New York State Dormitory Authority Revenue:
		City University:
2,085	M	5.75% 7/1/2013		2,183,157
3,000	M	6% 7/1/2020		3,621,630
2,350	M	Colgate University 6% 7/1/2021		2,854,498
1,000	M	Fordham University 5% 7/1/2028		1,083,820
1,000	M	Master Boces Program 5% 8/15/2028		1,082,030
1,610	M	New York University 6% 7/1/2018		2,000,473
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,802,600
3,000	M	5.75% 3/15/2036		3,430,140
1,200	M	Pratt Institute 5% 7/1/2034		1,264,920
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,068,970
3,400	M	Croton Hudson 5.625% 10/1/2029		3,793,686
1,000	M	Williamsville 5.25% 4/1/2021		1,041,580
500	M	Skidmore College 5% 7/1/2027		546,995
		Special Act School Districts Program:
1,375	M	6% 7/1/2012		1,380,665
1,460	M	6% 7/1/2013		1,465,986
1,000	M	St. Johns University 5% 7/1/2024		1,069,690
1,500	M	State University 5.25% 5/15/2021		1,745,790
3,500	M	The New School 5.5% 7/1/2043		3,804,745
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,856,308
380	M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037		410,867
				42,735,010
		General Obligation-13.9%
		Buffalo School District:
1,000	M	5.5% 12/15/2011*		1,011,150
2,500	M	5.375% 11/15/2012*		2,644,875
2,000	M	5.375% 11/15/2017		2,115,900
1,000	M	Monroe County 5% 6/1/2029		1,086,410
4,465	M	Nassau County 5% 10/1/2029		4,791,927
1,895	M	New York City 5.75% 8/1/2018		1,973,680
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,815,152
1,395	M	North Syracuse Central School Dist. 5% 6/15/2018		1,436,474
1,000	M	Puerto Rico Commonwealth 5.75% 7/1/2036		1,032,680
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017		1,031,320
		Yonkers:
1,000	M	5.125% 7/1/2016		1,021,310
1,000	M	5.25% 7/1/2017		1,019,850
1,000	M	5.25% 7/1/2018		1,017,740
				21,998,468
		Health Care-4.3%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		662,069
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033		1,054,930
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024		2,166,200
		NYSARC:
1,140	M	5% 7/1/2025		1,239,659
500	M	6% 7/1/2036		539,595
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,230,175
				6,892,628
		Housing-2.6%
		New York City Hsg. Dev. Corp. Revenue:
1,000	M	Cap. Funding Prog. 5% 7/1/2025		1,051,730
1,840	M	Multi-Family Hsg. Rev. 5% 11/1/2026		1,934,337
1,115	M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028		1,188,088
				4,174,155
		Lease-2.2%
		New York State Dormitory Authority Revenue:
2,500	M	Court Facs. Lease 5.5% 5/15/2027		2,946,875
480	M	Judicial Facs. Lease 7.375% 7/1/2016		565,032
				3,511,907
		Transportation-15.6%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		1,057,510
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,368,250
2,500	M	Transit Rev. 5% 11/15/2020		2,592,625
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,369,650
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,387,213
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,472,150
1,420	M	Triborough Bridge & Tunnel Auth. 6% 1/12012		1,440,888
				24,688,286
		Utilities-14.1%
500	M	Albany Mun. Wtr. Fin. Auth. Rev. 5% 12/1/2033		544,685
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033		5,512,200
500	M	5% 5/1/2036		527,440
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,329,340
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		3,571,975
1,000	M	New York State Power Auth. Rev. 5% 11/15/2038 (when-issued)		1,094,310
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		6,004,400
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,765,800
				22,350,150
		Other Revenue-19.7%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,540,750
5,000	M	JPMorgan Chase Putters 9.262% 12/15/2024****		6,018,100
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,354,700
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,151,750
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,805,875
1,000	M	5% 11/1/2033		1,090,240
5,520	M	New York State Dormitory Authority Rev. 5% 7/1/2030		5,639,894
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,227,120
5,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		5,321,950
				31,150,379
Total Value of Municipal Bonds (cost $143,498,590)			99.4%	157,500,983
Other Assets, Less Liabilities			.6	1,004,392
Net Assets			100.0%	$158,505,375

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$143,498,590. Accumulated net unrealized appreciation on investments was $14,002,393, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.4%
		Certificates of Participation-30.6%
		Cabarrus County:
$1,000	M	5.25% 6/1/2027		$ 1,096,080
1,000	M	5% 1/1/2029		1,070,480
1,000	M	Charlotte 5% 6/1/2029		1,071,230
1,000	M	Durham County 5% 6/1/2027		1,094,100
		Harnett County:
500	M	5.125% 12/1/2023		525,750
500	M	5% 6/1/2027		536,985
1,000	M	Monroe 5.5% 3/1/2034		1,077,150
1,000	M	Salisbury 5.625% 3/1/2026		1,123,520
				7,595,295
		Education-4.4%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,103,880
		General Obligation-5.1%
1,000	M	Lincoln County 5.5% 6/1/2018*		1,265,790
		Health Care-17.0%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,040,750
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,077,340
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,059,820
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		5.625% 10/1/2029		1,043,110
				4,221,020
		Transportation-6.6%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,097,300
500	M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev. 5.5% 7/1/2029		537,420
				1,634,720
		Utilities-30.4%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022		1,088,550
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,080,220
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		1,090,690
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		353,770
465	M	5% 2/1/2031		511,370
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,132,090
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,106,210
1,065	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,208,221
				7,571,121
		Other Revenue-4.3%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,064,390
Total Value of Municipal Bonds (cost $22,266,096)			98.4%	24,456,216
Other Assets, Less Liabilities			1.6	404,413
Net Assets			100.0%	$24,860,629

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$22,266,096. Accumulated net unrealized appreciation on investments was $2,190,120, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.7%
		Education-16.1%
$1,000	M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022		$ 1,047,660
500	M	Ohio St. Higher Educational Fac. Rev. 5.375% 12/1/2030		532,735
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,076,560
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,076,310
				3,733,265
		General Obligation-46.0%
865	M	Adams County Valley Local School District 7% 12/1/2015		955,609
500	M	Avon Local School District 6.5% 12/1/2015		599,675
1,000	M	Beavercreek County School District 5% 12/1/2029		1,091,300
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,137,610
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,084,450
1,000	M	Franklin County 5% 12/1/2031		1,080,520
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		735,139
1,000	M	Ohio State 5.375% 9/1/2028		1,116,370
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		454,348
250	M	6.125% 12/1/2033		280,250
1,000	M	St. Mary's City School District 5% 12/1/2025		1,084,590
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,087,060
				10,706,921
		Health Care-15.7%
500	M	Franklin County Hosp. Rev. 5% 11/1/2034		512,850
1,000	M	Lorain County Hosp. Rev. 5% 4/1/2033		1,024,520
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,060,000
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,044,570
				3,641,940
		Housing-5.9%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
730	M	6.125% 9/1/2028		792,802
545	M	5.45% 9/1/2033		574,501
				1,367,303
		Utilities-2.3%
500	M	American Mun. Power Rev. 5.375% 2/15/2028		547,355
		Other Revenue-11.7%
		Puerto Rico Sales Tax Fing. Revenue:
500	M	6.5% 8/1/2035		574,570
1,000	M	6% 8/1/2042		1,082,960
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,060,070
				2,717,600
Total Value of Municipal Bonds (cost $21,029,690)			97.7%	22,714,384
Other Assets, Less Liabilities			2.3	534,343
Net Assets			100.0%	$23,248,727

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$21,029,690. Accumulated net unrealized appreciation on investments was $1,684,694, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.7%
		Certificates of Participation-1.1%
$ 500	M	Oregon State Dept. of Administrative Svcs. 5.25% 5/1/2017		$ 513,495
		Education-2.4%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,118,190
		General Obligation-51.2%
		Beaverton School District #48J:
750	M	5% 6/1/2031		821,100
1,500	M	5.125% 6/1/2036		1,640,265
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,115,290
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,121,380
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,081,280
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,241,480
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		550,440
500	M	5% 6/15/2032		545,850
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,192,810
1,000	M	Gresham 5.375% 6/1/2017		1,031,280
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,098,510
1,000	M	5% 6/15/2030		1,085,520
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		654,342
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,267,230
1,000	M	Multnomah Cnty. School District #3, 5% 6/30/2035		1,094,820
1,225	M	Newport Zero Coupon 6/1/2029		590,278
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,108,000
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,063,920
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		526,805
1,000	M	Salem 5% 6/1/2028		1,111,100
1,000	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025		1,072,230
600	M	Washington and Clackamas Counties School District #23
		5.25% 6/1/2016		711,606
1,000	M	Washington Cnty. School District Zero Coupon 6/15/2023		657,240
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,118,240
				23,501,016
		Health Care-5.8%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,037,500
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,108,330
500	M	Oregon State Facs. Auth. Rev. 5% 3/15/2030		512,990
				2,658,820
		Housing-2.0%
860	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		896,920
		Transportation-9.3%
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028		1,083,690
1,000	M	5% 11/15/2031		1,068,570
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		1,066,220
1,000	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		1,026,000
				4,244,480
		Utilities-13.4%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		821,122
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,098,630
1,000	M	5% 6/15/2027		1,076,460
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		1,025,550
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029		1,040,500
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,079,450
				6,141,712
		Other Revenue-13.5%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,118,930
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		527,255
		Portland Urban Renewal & Redevelopment:
500	M	Cent. Eastside 5.25% 6/15/2030		521,005
500	M	Interstate Corridor 5% 6/15/2031		503,595
250	M	Lents Town Ctr. 5% 6/15/2030		258,998
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,036,300
500	M	6% 7/1/2028		530,075
1,575	M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042		1,705,662
				6,201,820
Total Value of Municipal Bonds (cost $41,677,000)			98.7%	45,276,453
Other Assets, Less Liabilities			1.3	614,731
Net Assets			100.0%	$45,891,184

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$41,677,000. Accumulated net unrealized appreciation on investments was $3,599,453 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.3%
		Education-6.1%
$ 250	M	Lycoming Cnty. Auth. Rev. 5.5% 10/1/2032		$ 264,610
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,109,130
500	M	Philadelphia Auth. Rev. 5.375% 6/15/2030		499,955
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		539,020
				2,412,715
		General Obligation-34.3%
1,000	M	Beaver County 5.55% 11/15/2031		1,086,750
1,000	M	Boyertown Area School District 5% 10/1/2023		1,098,050
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,089,910
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,068,530
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,068,050
1,000	M	Easton Area School District 5.2% 4/1/2028		1,096,460
1,000	M	Methacton School District 6.375% 3/1/2024		1,192,810
1,000	M	Philadelphia 7% 7/15/2028		1,145,270
1,000	M	Philadelphia School District 6% 9/1/2038		1,098,580
285	M	Pittsburgh 5.5% 9/1/2014		300,097
1,000	M	Reading 6.25% 11/1/2033		1,115,720
1,000	M	Scranton School District 5% 7/15/2027		1,073,770
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,098,940
				13,532,937
		Health Care-19.8%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,056,410
705	M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014		747,857
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 112/1/2031		1,066,930
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,047,690
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services Revenue:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +		999,840
		University of Pa. Health Sys. Revenue:
1,000	M	5.5% 8/15/2018		1,199,080
500	M	5.25% 8/15/2026		546,920
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,125,160
				7,789,887
		Housing-1.3%
500	M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev. 5.25% 6/1/2032		516,125
		Transportation-11.1%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,123,570
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,131,940
1,000	M	5% 6/1/2029		1,059,000
1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		1,070,280
				4,384,790
		Utilities-16.3%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,068,550
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,059,000
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,074,460
500	M	Falls Township Water & Sewer Auth. Rev. 5% 12/1/2033		523,310
1,530	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		1,632,007
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,049,360
				6,406,687
		Other Revenue-9.4%
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,084,170
1,000	M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019		1,018,980
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		527,170
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,064,390
				3,694,710
Total Value of Municipal Bonds (cost $35,603,933)			98.3%	38,737,851
Other Assets, Less Liabilities			1.7	685,162
Net Assets			100.0%	$39,423,013

+	Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance
Corporation, the provider of the credit support.

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$35,603,933. Accumulated net unrealized appreciation on investments was $3,133,918, consisting of $3,135,651 gross unrealized appreciation and $1,733 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2011

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Education-10.9%
$ 500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		$ 536,530
1,000	M	University of Virginia University Revs. 5% 6/1/2037		1,049,880
		Virginia St. Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,111,060
1,000	M	5% 8/1/2028		1,142,830
				3,840,300
		General Obligation-15.7%
1,000	M	Danville 5% 8/1/2029		1,133,100
500	M	Hanover Cnty. 5.25% 1/15/2031		575,505
1,000	M	Harrisonburg 5% 7/15/2012*		1,048,100
1,000	M	Hopewell 5.875% 7/15/2034		1,121,900
500	M	Powhatan Cnty. 5% 1/15/2032		548,455
50	M	Roanoke 5.25% 10/1/2012*		53,024
1,000	M	Waynesboro 5% 1/15/2034		1,043,570
				5,523,654
		Health Care-9.5%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,110,180
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. 5.5% 7/1/2021		1,026,860
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017		1,198,760
				3,335,800
		Housing-3.1%
980	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		1,076,069
		Lease-12.3%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,046,110
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,084,040
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,089,300
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,084,850
				4,304,300
		Transportation-9.4%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		1,090,410
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev. 5% 10/1/2026		1,092,600
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,098,280
				3,281,290
		Utilities-23.5%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,075,420
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		540,360
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,020,820
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018		513,930
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		717,885
1,000	M	Richmond Public Util. Rev. 5% 1/15/2040		1,080,040
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,116,360
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,106,670
1,000	M	5% 11/1/2033		1,091,090
				8,262,575
		Other Revenue-14.7%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		554,975
500	M	5% 2/15/2030		545,485
		Puerto Rico Sales Tax Fing. Revenue:
850	M	5.75% 8/1/2037		904,732
1,000	M	6% 8/1/2042		1,082,960
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,024,610
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,044,800
				5,157,562
Total Value of Municipal Bonds (cost $32,177,404)			99.1%	34,781,550
Other Assets, Less Liabilities			.9	324,923
Net Assets			100.0%	$35,106,473

At September 30, 2011, the cost of municipal investments for federal income tax purposes was
$32,177,404. Accumulated net unrealized appreciation on investments was $2,604,146 consisting entirely of gross unrealized appreciation.

FOOTNOTES

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

***	Interest rates are determined and reset periodically and are the rates in effect at September 30, 2011.

**** Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2011.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Long

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-
counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or, in the case of an insured municipal bond, the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value each Fund's net assets as of September 30, 2011 is as follows:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt...	$ -	$694,703,896	$ -
Tax Exempt II..........	-	213,127,469	-
California..........	-	34,022,972	-
Connecticut...............	-	34,188,869	-
Massachusetts....	-	24,566,368	-
Michigan....	-	22,244,966	-
Minnesota........................	-	22,807,647	-
New Jersey...............	-	53,101,625	-
New York........	-	157,500,983	-
North Carolina..................	-	24,456,216	-
Ohio...............	-	22,714,384	-
Oregon........	-	45,276,453	-
Pennsylvania..................	-	38,737,851	-
Virginia...............	-	34,781,550	-

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2011.

2. Security Transactions and Investment Income-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year
U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts.
Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S.
Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market."
Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended September 30, 2011, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2011, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-
market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. At September 30, 2011, The Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2011, the
Funds had no investments in MMD Rate Locks.

4. Foresters Transaction-On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors
Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the
transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2011